Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Summary of interest percentage in joint ventures
(a) Interest percentage in joint ventures

		Group Interest %
Entity	Principal activity	2024	2023
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	33.3
North West Shelf Liaison Company Pty Ltd	Liaison for ventures in the sale of LNG to the Japanese market.	33.3	33.3
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	33.3
North West Shelf Shipping Service Company Pty Ltd	LNG vessel fleet advisor.	33.3	33.3
North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	33.3

Summary of interest percentage in joint operations
(b) Interest percentage in joint operations

	Group Interest %
	2024	2023
Producing and developing assets
Australia

Scarborough 1	74.9	100.0

North West Shelf	25.0 - 66.7	25.0 - 66.7

Greater Enfield and Vincent	60.0	60.0

Pluto	90.0	90.0

Wheatstone	13.0 -65.0	13.0 -65.0

Bass Strait	25.0 -50.0	25.0 -50.0

Macedon	71.4	71.4

Pyrenees	40.0 -71.4	40.0 -71.4

International

Sangomar	82.0	82.0

Atlantis	44.0	44.0

Mad Dog	23.9	23.9

Shenzi	72.0	72.0

Trion	60.0	60.0

Greater Angostura	45.0 -68.5	45.0 -68.5
Exploration and evaluation assets
Oceania

Browse Basin	30.6	30.6

Carnarvon Basin 2	31.6 -70.0	31.6 -70.0

Bonaparte Basin 3	26.7 -35.0	26.7 -35.0

Africa

Congo	22.5	22.5

Senegal	90.0	90.0

Egypt 4	25.0 - 45.0	25.0 -45.0

Americas

US Gulf of Mexico 6	23.9 -75.0	23.9 -75.0

Liard	50.0	50.0

Kitimat	50.0	50.0

Asia

Myanmar	45.0	45.0

Sunrise	33.4	33.4

Caribbean

Barbados 5	60.0	60.0

Calypso	70.0	70.0

Other joint operations

Angel	20.0	20.0

Bonaparte Basin	21.0	21.0

1.	The Group sold down a total of 25.1% interest in the Scarborough project in 2024; 10% to LNG Japan and 15.1% to JERA.
2.	The Group surrendered WA-356-P for Carnarvon in 2024.
3.	The Group surrendered NT/P86 for Bonaparte in 2024.
4.	The Group exited Herodotus Block 2 for Egypt in 2024.
5.	The Group relinquished Carlisle Bay for Barbados in 2024.
6.
On 20 January 2025, President Trump issued an Executive Order renaming the area known as the “Gulf of Mexico” as the “Gulf of America”. The US Interior Department formally announced the change on 24 January 2025 and US federal agencies are currently in the process of implementing the change. In this 2024 Annual Report, Woodside uses the term “Gulf of Mexico” to refer to the area in which its Shenzi, Mad Dog and Atlantis projects are located, as that term was in effect during the period covered by this report. Woodside will adopt the naming conventions required by applicable laws and regulations in relation to US waters.